EQUITY ACCOUNTED INVESTMENTS - Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 92,807	$ 94,482
Total assets	98,885	102,591
Non-current liabilities	38,249	42,672
Total liabilities	58,683	64,342
Partnership’s share of net assets	20,727	19,547	$ 19,435
Total for all joint ventures | Total for all associates
Disclosure of detailed information about investment property [line items]
Non-current assets	90,746	84,461
Current assets	3,197	3,374
Total assets	93,943	87,835
Non-current liabilities	28,795	25,664
Current liabilities	9,828	10,931
Total liabilities	38,623	36,595
Net assets	$ 55,320	$ 51,240